Financial Data of Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Fee Related Performance Revenues	$ 858,527	$ 1,449,497	$ 2,025,244
Realized Performance Revenues	2,919,012	5,906,767	5,907,443
Realized Performance Compensation	(1,181,926)	(2,433,262)	(2,410,105)
Realized Principal Investment Income	110,932	396,256	587,766
Operating Segments
Segment Reporting Information [Line Items]
Base Management Fees	6,465,847	6,045,038	4,819,275
Transaction, Advisory and Other Fees, Net	235,892	310,117	391,938
Management Fee Offsets	(38,495)	(72,209)	(43,971)
Total Management and Advisory Fees, Net	6,663,244	6,282,946	5,167,242
Fee Related Performance Revenues	858,527	1,449,497	2,025,244
Fee Related Compensation	(2,088,110)	(2,330,775)	(2,348,010)
Other Operating Expenses	(1,084,333)	(989,023)	(793,677)
Fee Related Earnings	4,349,328	4,412,645	4,050,799
Realized Performance Revenues	2,061,102	4,461,338	3,883,112
Realized Performance Compensation	(896,017)	(1,814,097)	(1,557,570)
Realized Principal Investment Income	110,932	396,256	587,766
Total Net Realizations	1,276,017	3,043,497	2,913,308
Total Segment Distributable Earnings	5,625,345	7,456,142	6,964,107
Segment Assets	36,443,911	37,947,760	6,964,107
Operating Segments | Real Estate Segment
Segment Reporting Information [Line Items]
Base Management Fees	2,794,232	2,462,179	1,895,412
Transaction, Advisory and Other Fees, Net	78,483	171,424	160,395
Management Fee Offsets	(29,357)	(10,538)	(3,499)
Total Management and Advisory Fees, Net	2,843,358	2,623,065	2,052,308
Fee Related Performance Revenues	294,240	1,075,424	1,695,019
Fee Related Compensation	(675,880)	(1,039,125)	(1,161,349)
Other Operating Expenses	(325,050)	(315,331)	(234,505)
Fee Related Earnings	2,136,668	2,344,033	2,351,473
Realized Performance Revenues	244,358	2,985,713	1,119,612
Realized Performance Compensation	(123,299)	(1,168,045)	(443,220)
Realized Principal Investment Income	7,628	150,790	196,869
Total Net Realizations	128,687	1,968,458	873,261
Total Segment Distributable Earnings	2,265,355	4,312,491
Segment Assets	13,016,980	14,637,693	3,224,734
Operating Segments | Private Equity Segment
Segment Reporting Information [Line Items]
Base Management Fees	1,903,972	1,882,197	1,638,300
Transaction, Advisory and Other Fees, Net	108,848	97,972	179,204
Management Fee Offsets	(5,228)	(56,078)	(33,588)
Total Management and Advisory Fees, Net	2,007,592	1,924,091	1,783,916
Fee Related Performance Revenues	0	(648)	212,128
Fee Related Compensation	(619,678)	(599,758)	(687,408)
Other Operating Expenses	(329,221)	(314,967)	(274,360)
Fee Related Earnings	1,058,693	1,008,718	1,034,276
Realized Performance Revenues	1,343,865	1,206,594	2,296,036
Realized Performance Compensation	(584,154)	(550,306)	(952,913)
Realized Principal Investment Income	76,220	144,585	269,679
Total Net Realizations	835,931	800,873	1,612,802
Total Segment Distributable Earnings	1,894,624	1,809,591
Segment Assets	14,901,682	15,080,192	2,647,078
Operating Segments | Credit & Insurance Segment
Segment Reporting Information [Line Items]
Base Management Fees	1,297,406	1,185,289	720,131
Transaction, Advisory and Other Fees, Net	44,542	34,481	44,676
Management Fee Offsets	(3,907)	(5,432)	(6,653)
Total Management and Advisory Fees, Net	1,338,041	1,214,338	758,154
Fee Related Performance Revenues	564,287	374,721	118,097
Fee Related Compensation	(628,064)	(512,727)	(348,826)
Other Operating Expenses	(323,773)	(260,028)	(196,457)
Fee Related Earnings	950,491	816,304	330,968
Realized Performance Revenues	317,620	147,285	209,126
Realized Performance Compensation	(140,210)	(63,845)	(94,443)
Realized Principal Investment Income	21,752	79,763	67,994
Total Net Realizations	199,162	163,203	182,677
Total Segment Distributable Earnings	1,149,653	979,507
Segment Assets	6,705,647	6,076,705	513,645
Operating Segments | Hedge Fund Solutions Segment
Segment Reporting Information [Line Items]
Base Management Fees	470,237	515,373	565,432
Transaction, Advisory and Other Fees, Net	4,019	6,240	7,663
Management Fee Offsets	(3)	(161)	(231)
Total Management and Advisory Fees, Net	474,253	521,452	572,864
Fee Related Performance Revenues	0	0	0
Fee Related Compensation	(164,488)	(179,165)	(150,427)
Other Operating Expenses	(106,289)	(98,697)	(88,355)
Fee Related Earnings	203,476	243,590	334,082
Realized Performance Revenues	155,259	121,746	258,338
Realized Performance Compensation	(48,354)	(31,901)	(66,994)
Realized Principal Investment Income	5,332	21,118	53,224
Total Net Realizations	112,237	110,963	244,568
Total Segment Distributable Earnings	315,713	354,553
Segment Assets	$ 1,819,602	$ 2,153,170	$ 578,650